SIGNIFICANT TRANSACTIONS, Political Situation of Peru (Details) - Peru [Member] $ in Billions		1 Months Ended	12 Months Ended
	Oct. 06, 2021 PEN (S/)	Oct. 31, 2021	Dec. 31, 2021 USD ($) PEN (S/) Bs. / $	Dec. 31, 2020 PEN (S/)	Dec. 31, 2013	Dec. 31, 2022	Feb. 14, 2022 Bs. / $
Political situation [Abstract]
Voting percentage of left-wing party Peru Libre won the presidential runoff election			50.126%
Voting percentage of right wing party Fuerza Popular defeating in presidential runoff election			49.874%
Foreign exchange Rate			4.1375
Depreciation percentage of exchange rate of dollar to nuevo sol			11.00%	21.00%
Exchange rate of dollar to nuevo sol | S/	4.1375		3.99	3.3123
Spot sales in foreign exchange market | $			$ 11.6
Percentage of GDP as public debt		37.00%	36.00%		19.00%
Appreciation percentage of exchange rate of dollar to nuevo sol	8.30%
Percentage of GDP as international reserve			35.00%
Percentage of GDP as fiscal deficit			6.40%
Events after reporting period [Member]
Political situation [Abstract]
Fixed exchange rate							3.7959
Appreciation percentage of exchange rate of dollar to nuevo sol						5.10%